CONVERTIBLE PROMISSORY NOTES - Allocated To Debt And Equity Components Based (Details) - 2028 Convertible Notes - Convertible Notes - USD ($) $ in Thousands	Dec. 31, 2021	Nov. 22, 2021
Debt Instrument [Line Items]
Unamortized discount		$ 12,420
Debt issuance costs		1,871
Total	$ 143,458	14,291
Equity Component
Initial Purchaser's Debt Discount		3,650
Debt Issuance Costs		550
Total		4,200
Debt Component
Initial Purchaser's Debt Discount		8,770
Debt Issuance Costs		1,321
Total		$ 10,091